Jul. 30, 2018

GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Institutional, Investor, Separate Account Institutional,

Class P and Class R6 Shares of the

Goldman Sachs U.S. Mortgages Fund

(the “Fund”)

Supplement dated June 14, 2019, to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (the “SAI”),

each dated July 30, 2018, as supplemented to date

Effective July 29, 2019 (the “Effective Date”), the Fund intends to engage in the short sales of “to be announced” (“TBA”) mortgage-backed securities as part of its principal investment strategy. The Fund generally would not own the TBA mortgage-backed securities that would be sold short (commonly referred to as a “naked” short sale). The Fund’s investment objective and other investment strategies will remain unchanged.

TBA transactions are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including, for TBA mortgage-based securities, issuer, rate and mortgage terms. When the Fund agrees to sell a TBA security at a future date and price, it effectively sells short a security it does not currently own (i.e. “naked” short). Although most TBA short sale transactions are closed before the Fund would be required to deliver the security, if the Fund does not close the position, the Fund may have to purchase the securities required to be delivered at a higher price than anticipated, causing a loss to the Fund. The Fund may not always be able to purchase the securities required to settle a short at a particular time or at an attractive price. The Fund will benefit to the extent the TBA security decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the TBA transaction and the settlement date. Unlike purchasing a security, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the security at the time of the short sale.